Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
21.	STOCK-BASED COMPENSATION

The following compensation plans were established by Hydro One Limited, however they represent components of compensation costs of Hydro One in current and future periods.

Share Grant Plans

At December 31, 2015, Hydro One Limited had two share grant plans, one for the benefit of certain members of the Power Workers’ Union (the PWU Share Grant Plan) and one for the benefit of certain members of The Society of Energy Professionals (the Society Share Grant Plan). Hydro One and Hydro One Limited entered into an intercompany agreement, such that Hydro One will pay Hydro One Limited for the compensation costs associated with these plans.

The PWU Share Grant Plan provides for the issuance of common shares of Hydro One Limited from treasury to certain eligible members of the Power Workers’ Union annually, commencing on April 1, 2017 and continuing until the earlier of April 1, 2028 or the date an eligible employee no longer meets the eligibility criteria of the PWU Share Grant Plan. To be eligible, an employee must be a member of the Pension Plan on April 1, 2015, be employed on the date annual share issuance occurs and continue to have under 35 years of service. The requisite service period for the PWU share grant plan begins on July 3, 2015, which is the date the share grant plans were ratified by the PWU. The number of common shares issued annually to each eligible employee will be equal to 2.7% of such eligible employee’s salary as at April 1, 2015, divided by $20.50, being the price of the common shares of Hydro One Limited in the IPO. The aggregate number of Hydro One Limited common shares issuable under the PWU Share Grant Plan shall not exceed 3,981,763 common shares. In 2015, 3,952,212 Hydro One Limited common shares were granted under the PWU Share Grant Plan relevant to the total share based compensation recognized by Hydro One.

The Society Share Grant Plan provides for the issuance of common shares of Hydro One Limited from treasury to certain eligible members of The Society of Energy Professionals annually, commencing on April 1, 2018 and continuing until the earlier of April 1, 2029 or the date an eligible employee no longer meets the eligibility criteria of the Society Share Grant Plan. To be eligible, an employee must be a member of the Pension Plan on September 1, 2015, be employed on the date annual share issuance occurs and continue to have under 35 years of service. Therefore the requisite service period for the Society Share Grant Plan begins on September 1, 2015. The number of common shares issued annually to each eligible employee will be equal to 2.0% of such eligible employee’s salary as at September 1, 2015, divided by $20.50, being the price of the common shares of Hydro One Limited in the IPO. The aggregate number of Hydro One Limited common shares issuable under the Society Share Grant Plan shall not exceed 1,434,686 common shares. In 2015, 1,367,158 Hydro One Limited common shares were granted under the Society Share Grant Plan relevant to the total share based compensation recognized by Hydro One.

The fair value of the Hydro One Limited share grants is estimated based on the grant date Hydro One Limited share price of $20.50 and is recognized using the graded-vesting attribution method as the share grant plans have both a performance condition and a service condition. Total fair value of shares granted in 2015 is $111 million (2014 – $nil). Total share based compensation recognized during 2015 was $10 million (2014 – $nil) and was recorded as a regulatory asset. The historical turnover rate relating to members of the Power Workers’ Union and The Society of Energy Professionals is not believed to be reflective of a future turnover rate due to benefits conferred by the share grant plans. At December 31, 2015 the Company expects all eligible employees to receive the share grants until such time that they no longer meet the eligibility criteria and therefore, a forfeiture rate of 0% is assumed in amounts recognized during 2015. The Company will reevaluate this assumption in subsequent periods based on actual experience.

A summary of share grant activity under the Plan as of December 31, 2015 is presented below:

Years ended December 31, 2015	Share Grants (Number)	Weighted-Average Price
Outstanding – beginning of year	—	—
Granted (non-vested)	5,319,370	$20.50
Outstanding – end of year	5,319,370	—

Directors’ DSU Plan

Under the Directors’ DSU Plan, directors can elect to receive credit for their annual cash retainer in a notional account of DSUs in lieu of cash. Hydro One Limited’s Board of Directors may also determine from time to time that special circumstances exist that would reasonably justify the grant of DSUs to a director as compensation in addition to any regular retainer or fee to which the director is entitled.

Each DSU represents a unit with an underlying value equivalent to the value of one common share of Hydro One Limited and is entitled to accrue Hydro One Limited common share dividend equivalents in the form of additional DSUs at the time dividends are paid, subsequent to declaration by Hydro One Limited’s Board of Directors.

(number of DSUs)	2015	2014
DSUs outstanding – January 1	—	—
DSUs granted	20,525	—

DSUs outstanding – December 31	20,525	—

For the year ended December 31, 2015, an expense of less than $1 million (2014 – $nil) was recognized in earnings with respect to the DSU Plan. At December 31, 2015, a liability of less than $1 million (December 31, 2014 – $nil) related to outstanding DSUs has been recorded at the closing price of Hydro One Limited’s common shares of $22.29 and is included in accrued liabilities on the Balance Sheet.

Employee Share Ownership Plan

Effective December 15, 2015, Hydro One Limited established an Employee Share Ownership Plan (ESOP). Under the ESOP, certain eligible management and non-represented employees may contribute between 1% and 6% of their base salary towards purchasing common shares of Hydro One Limited. The Company will match 50% of the employee’s contributions, up to a maximum Company contribution of $25,000 per calendar year. No contributions were made under the ESOP during 2015.

Long-term Incentive Plan

Effective August 31, 2015, the Board of Directors of Hydro One Limited adopted a Long-term Incentive Plan (LTIP). Under the LTIP, long-term incentives will be granted to certain executive and management employees of Hydro One Limited and its subsidiaries, and all equity-based awards will be settled in newly-issued shares of Hydro One Limited from treasury, consistent with the provisions of the plan. The aggregate number of shares issuable under the LTIP shall not exceed 11,900,000 shares of Hydro One Limited.

The LTIP provides flexibility to award a range of vehicles, including restricted share units, performance share units, stock options, share appreciation rights, restricted shares, deferred share units and other share-based awards. The mix of vehicles is intended to vary by role to recognize the level of executive accountability for overall business performance. No long-term incentives were awarded during 2015.